Treasury Stock - Movement of Treasury Stock (Detail) shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 TWD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 TWD ($) shares
Beginning balance | $	$ 1,007,654
Treasury stock (repurchased) | $			$ 1,007,654		$ 1,862,362
Ending balance	$ 1,007,654	$ 33,997	$ 1,007,654
Treasury stock [member]
Treasury stock shares at beginning balance	30,085	30,085	0	0	0
Treasury stock shares (repurchased)			30,085	30,085	20,000
Treasury stock shares (cancelled)			0	0	(20,000)
Treasury stock shares at ending balance	30,085	30,085	30,085	30,085	0
Beginning balance	$ 1,007,654	$ 33,997	$ 0		$ 0
Treasury stock (repurchased)	0	0	1,007,654		633,737
Treasury stock (cancelled)	0	0			(633,737)
Ending balance	$ 1,007,654	$ 33,997	$ 1,007,654	$ 33,997	$ 0